Dividends - Summary of Dividends (Parenthetical) (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Sep. 20, 2022	Sep. 17, 2021	Sep. 22, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend attributable to owners [abstract]
Dividends attributable to owners of the Company, per share	¥ 0.20258	¥ 0.1304	¥ 0.08742	¥ 0.22	¥ 0.09622	¥ 0.08742
Dividends attributable to owners of the Company, total amount paid	¥ 37,076	¥ 23,866	¥ 16,000	¥ 64,395	¥ 55,841	¥ 42,905
Dividends attributable to owners of the Company, proposed total				¥ 40,265	¥ 17,610	¥ 16,000